Long-Term Investments (Details)		1 Months Ended							6 Months Ended	12 Months Ended
	Apr. 11, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Feb. 24, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	May 31, 2019
Long-Term Investments (Details) [Line Items]
Recognized investment losses (in Dollars) | $										$ 14,025		$ 15,585		$ 24,014
Equity interest percentage											0.50%
Investment fund															¥ 150,000
Impairment service (in Dollars) | $										$ 27,900
Membership service amount											¥ 1,500,000
Suzhou Investment [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding					17.00%
Cash consideration					¥ 850,000
Investment in Jiazhong [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding													33.00%
Paid consideration													¥ 10,000,000
Paid consideration													10,000,000
Investment in Xingshuizhixing [Member]
Long-Term Investments (Details) [Line Items]
Invest amount											¥ 8,000,000
Equity interest percentage											4.00%
Cash paid											¥ 8,000,000
Investment in Wangxin [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration	¥ 6,600,000
Paid consideration											¥ 6,600,000
Equity interest percentage	2.15%
Investment in Yinzhirun [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding								0.45%
Cash consideration								¥ 2,000,000
Investment in Yunshang E-commerce [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding							1.25%
Cash consideration							¥ 150,000
Investment in Car Service [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding						1.50%
Cash consideration						¥ 90,000
Diluted percentage of service																	0.98%
Investment in Funeng [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding				19.00%
Cash consideration				¥ 570,000
Paid consideration													270,000
Investment in Zhongfuze [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding			11.11%
Cash consideration			¥ 500,000
Paid consideration													¥ 500,000
Investment in Outu [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding		15.00%												15.00%
Cash consideration		¥ 3,000,000
Paid consideration									¥ 500,000
Investment in Taizhoujia [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding									5.00%
Account receivables due									¥ 500,000
Investment in Yueteng [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding									5.00%
Account receivables due									¥ 500,000
Investment in Qianshier [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding													5.00%
Account receivables due													¥ 500,000
Zhongfei [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding																3.00%
Equity interest percentage											3.00%
Account receivables due																¥ 3,000,000
Customized service amount											¥ 3,000,000
Investment in Cheyi [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding																0.50%
Account receivables due																¥ 1,587,719